Employee benefits liabilities - Summary of average longevity at retirement age for current pensioners (Details)	12 Months Ended
Dec. 31, 2025
Male retiring in 25 years (Aged 40) | U.S.
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	20 years 8 months 8 days
Male retiring in 25 years (Aged 40) | Canada
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	21 years 10 months 17 days
Male retiring in 25 years (Aged 40) | UK
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	23 years 1 month 13 days
Male retiring in 25 years (Aged 40) | Germany
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	24 years 3 months 3 days
Female retiring in 25 years (Aged 40) | U.S.
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	22 years 1 month 28 days
Female retiring in 25 years (Aged 40) | Canada
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	24 years 1 month 9 days
Female retiring in 25 years (Aged 40) | UK
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	25 years 7 months 13 days
Female retiring in 25 years (Aged 40) | Germany
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	27 years
Male retiring today (Aged 65) | U.S.
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	19 years 2 months 8 days
Male retiring today (Aged 65) | Canada
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	20 years 7 months 17 days
Male retiring today (Aged 65) | UK
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	21 years 4 months 17 days
Male retiring today (Aged 65) | France
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	11 years 2 months 8 days
Male retiring today (Aged 65) | Germany
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	20 years 10 months 24 days
Female retiring today (Aged 65) | U.S.
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	20 years 9 months 14 days
Female retiring today (Aged 65) | Canada
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	22 years 11 months 8 days
Female retiring today (Aged 65) | UK
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	23 years 9 months 21 days
Female retiring today (Aged 65) | France
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	10 years 8 months 19 days
Female retiring today (Aged 65) | Germany
Disclosure of defined benefit plans [line items]
Life Expectancy at Age 65	24 years 3 months 7 days